Shareholders' Equity - Summary of Shareholders' Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of shareholders equity [line items]
Beginning balance	€ 9,313	€ 9,554	€ 10,935
Net income	977	688	(179)
Foreign currency translation differences and movement in foreign investment hedging reserves	(447)	224	(85)
Changes in revaluation reserve real estate held for own use	1	(1)	(2)
Other	6	(5)	0
Total other comprehensive income(loss)	412	573	421
Issuance and purchase of treasury shares	(510)	(887)	(1,052)
Dividends paid on common shares	(596)	(521)	(495)
Dividend withholding tax reduction	1	3	1
Coupons on perpetual securities	(53)	(77)	(48)
Incentive plans	22	10	(3)
Ending balance	9,495	9,313	9,554
Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,094	7,118	7,172
Shares withdrawn	(12)	(24)	(54)
Ending balance	7,082	7,094	7,118
Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance	3,949	4,753	7,103
Other	23	(5)
Total other comprehensive income(loss)	40	(5)	(625)
Shares withdrawn	12	24	54
Issuance and purchase of treasury shares	(510)	(887)	(1,052)
Dividends paid on common shares	(596)	(521)	(495)
Dividend withholding tax reduction	1	3	1
Coupons on perpetual securities	(53)	(77)	(48)
Incentive plans	28	31	5
Ending balance	3,792	3,949	4,753
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	(1,072)	(1,006)	(890)
Foreign currency translation differences and movement in foreign investment hedging reserves	101	(60)	14
Total other comprehensive income(loss)	106	(66)	(116)
Ending balance	(966)	(1,072)	(1,006)
Aegon Ltd. [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,215	7,475
Net Income 2024 Retained	0
Net result 2024 recognized in the income statement		688
Net result 2025 recognized in the income statement	977
Net income	977	688	(179)
Foreign currency translation differences and movement in foreign investment hedging reserves	(849)	464
Changes in revaluation in subsidiaries	1,205	65
Changes in revaluation reserve real estate held for own use		(1)
Remeasurement of defined benefit plans of group companies	5	(5)
Changes and transfer to legal reserve	59	47
Other	6	(5)
Total other comprehensive income(loss)	425	564
Shares withdrawn	0
Issuance and purchase of treasury shares	(510)	(887)
Dividends paid on common shares	(596)	(521)
Dividend withholding tax reduction	1	3
Coupons on perpetual securities	(53)	(77)
Incentive plans	(28)	(31)
Ending balance	7,432	7,215	7,475
Aegon Ltd. [member] | Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance	241	265
Net Income 2024 Retained	0
Net result 2025 recognized in the income statement	0
Net income	0
Foreign currency translation differences and movement in foreign investment hedging reserves	0
Changes in revaluation in subsidiaries	0
Remeasurement of defined benefit plans of group companies	0
Changes and transfer to legal reserve	0
Other	0
Total other comprehensive income(loss)	0
Shares withdrawn	(12)	(24)
Issuance and purchase of treasury shares	0
Dividends paid on common shares	0
Incentive plans	0
Ending balance	229	241	265
Aegon Ltd. [member] | Paid-in surplus [member]
Disclosure of shareholders equity [line items]
Beginning balance	6,853	6,853
Net Income 2024 Retained	0
Net result 2025 recognized in the income statement	0
Net income	0
Foreign currency translation differences and movement in foreign investment hedging reserves	0
Changes in revaluation in subsidiaries	0
Remeasurement of defined benefit plans of group companies	0
Changes and transfer to legal reserve	0
Other	0
Total other comprehensive income(loss)	0
Shares withdrawn	0
Issuance and purchase of treasury shares	0
Dividends paid on common shares	0
Incentive plans	0
Ending balance	6,853	6,853	6,853
Aegon Ltd. [member] | Revaluation account [member]
Disclosure of shareholders equity [line items]
Beginning balance	(6,022)	(5,157)
Net Income 2024 Retained	0
Net result 2025 recognized in the income statement	0
Net income	0
Foreign currency translation differences and movement in foreign investment hedging reserves	0
Changes in revaluation in subsidiaries	1,709	(863)
Changes in revaluation reserve real estate held for own use		(1)
Remeasurement of defined benefit plans of group companies	0
Changes and transfer to legal reserve	(8)	0
Other	(17)
Total other comprehensive income(loss)	1,683	(865)
Shares withdrawn	0
Issuance and purchase of treasury shares	0
Dividends paid on common shares	0
Incentive plans	0
Ending balance	(4,338)	(6,022)	(5,157)
Aegon Ltd. [member] | Legal reserve FCTR [member]
Disclosure of shareholders equity [line items]
Beginning balance	999	474
Net Income 2024 Retained	0
Net result 2025 recognized in the income statement	0
Net income	0
Foreign currency translation differences and movement in foreign investment hedging reserves	(950)	524
Changes in revaluation in subsidiaries	0
Remeasurement of defined benefit plans of group companies	0
Changes and transfer to legal reserve	0	0
Other	0
Total other comprehensive income(loss)	(950)	524
Shares withdrawn	0
Issuance and purchase of treasury shares	0
Dividends paid on common shares	0
Incentive plans	0
Ending balance	49	999	474
Aegon Ltd. [member] | Legal reserve group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	1,367	1,134
Net Income 2024 Retained	0
Net result 2025 recognized in the income statement	0
Net income	0	0
Foreign currency translation differences and movement in foreign investment hedging reserves	0
Changes in revaluation in subsidiaries	0
Remeasurement of defined benefit plans of group companies	0
Changes and transfer to legal reserve	(129)	233
Other	0	0
Total other comprehensive income(loss)	(129)	233
Shares withdrawn	0	0
Issuance and purchase of treasury shares	0	0
Dividends paid on common shares	0	0
Dividend withholding tax reduction		0
Incentive plans	0	0
Ending balance	1,239	1,367	1,134
Aegon Ltd. [member] | Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance	2,233	4,039
Net Income 2023 Retained		(179)
Net Income 2024 Retained	688
Net result 2025 recognized in the income statement	0
Net income	688	(179)
Foreign currency translation differences and movement in foreign investment hedging reserves	0	0
Changes in revaluation in subsidiaries	0
Remeasurement of defined benefit plans of group companies	0	0
Changes and transfer to legal reserve	196	(186)
Other	23	(5)
Total other comprehensive income(loss)	219	(191)
Shares withdrawn	12	24
Issuance and purchase of treasury shares	(461)	(835)
Dividends paid on common shares	(596)	(521)
Dividend withholding tax reduction	1	3
Coupons on perpetual securities	(53)	(77)
Incentive plans	(28)	(31)
Ending balance	2,015	2,233	4,039
Aegon Ltd. [member] | Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	(1,072)	(1,006)
Net Income 2024 Retained	0
Net result 2025 recognized in the income statement	0
Net income	0
Foreign currency translation differences and movement in foreign investment hedging reserves	101	(60)
Changes in revaluation in subsidiaries	0
Remeasurement of defined benefit plans of group companies	5	(5)
Changes and transfer to legal reserve	0
Other	0
Total other comprehensive income(loss)	106	(66)
Shares withdrawn	0
Issuance and purchase of treasury shares	0	0
Dividends paid on common shares	0
Incentive plans	0
Ending balance	(966)	(1,072)	(1,006)
Aegon Ltd. [member] | Treasury shares [member]
Disclosure of shareholders equity [line items]
Beginning balance	(398)	(346)
Net Income 2023 Retained		0
Net Income 2024 Retained	0
Net result 2024 recognized in the income statement		0
Net result 2025 recognized in the income statement	0
Net income	0	0
Foreign currency translation differences and movement in foreign investment hedging reserves	0
Changes in revaluation in subsidiaries	0
Remeasurement of defined benefit plans of group companies	0
Changes and transfer to legal reserve	0
Other	0
Total other comprehensive income(loss)	0
Shares withdrawn	0
Issuance and purchase of treasury shares	(49)	(52)
Dividends paid on common shares	0
Incentive plans	0
Ending balance	(447)	(398)	(346)
Aegon Ltd. [member] | Net income /(loss) [member]
Disclosure of shareholders equity [line items]
Beginning balance	688	(179)
Net Income 2023 Retained		179
Net Income 2024 Retained	(688)
Net result 2024 recognized in the income statement		688
Net result 2025 recognized in the income statement	977
Net income	289	867
Foreign currency translation differences and movement in foreign investment hedging reserves	0	0
Changes in revaluation in subsidiaries	0	0
Changes in revaluation reserve real estate held for own use		0
Remeasurement of defined benefit plans of group companies	0	0
Changes and transfer to legal reserve	0	0
Other	0	0
Total other comprehensive income(loss)	0	0
Shares withdrawn	0	0
Issuance and purchase of treasury shares	0	0
Dividends paid on common shares	0	0
Dividend withholding tax reduction		0
Incentive plans	0	0
Ending balance	977	688	(179)
Aegon Ltd. [member] | Legal reserves revaluation account [Member]
Disclosure of shareholders equity [line items]
Beginning balance	2,326	1,398
Net Income 2024 Retained	0
Net result 2025 recognized in the income statement	0
Net income	0
Foreign currency translation differences and movement in foreign investment hedging reserves	0	0
Changes in revaluation in subsidiaries	(504)	928
Remeasurement of defined benefit plans of group companies	0
Changes and transfer to legal reserve	0
Other	0
Total other comprehensive income(loss)	(504)	928
Shares withdrawn	0
Issuance and purchase of treasury shares	0
Dividends paid on common shares	0
Incentive plans	0
Ending balance	€ 1,821	€ 2,326	€ 1,398